CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net Loss	$ (25,056)	¥ (163,478)	¥ (251,299)	¥ (78,700)
Adjustment to reconcile net loss to net cash used in operating activities:
Provisions for asset impairment	2,540	16,573	1,000
Depreciation of property, equipment and software	273	1,785	3,483	1,060
Amortization of intangible assets	634	4,134	0	0
Amortization of leasehold improvement	182	1,190	287
Amortization of non-current assets			656
Share- based compensation	2,674	17,448	110,401	78,133
Allowance for doubtful accounts	2,093	13,654	13,684	491
Investment loss from long-term investments	(143)	(933)	917	660
Change in fair value of warrant	0	0	0	3,843
Interests income/(expenses) - net	(190)	(1,241)	(252)	2,083
Loss/ (Gain) on disposal of property and equipment	8	51	(5)	1
Recognition of deferred income	(84)	(550)	(611)
Exchange loss	(4)	(25)	661
Loss on changes in fair value in guarantee liabilities	36	233
Deferred income taxes	(158)	(1,032)
Non-cash lease expense	24	157
Changes in operating assets and liabilities:
Accounts receivable	(1,133)	(7,390)	(30,524)	(44,279)
Prepayment and other current assets	2,090	13,638	(24,100)	(50,377)
Held-for-sale assets				837
Accounts payable	2,448	15,970	(1,171)	3,656
Advance from customers	2,344	15,296	(9,899)	4,953
Salary and welfare benefits payable	(2,458)	(16,041)	19,190	7,538
Deferred revenue	264	1,720
Other taxes payable	134	876	(1,037)	(4,502)
Other current liabilities	(136)	(889)	6,813	21,265
Net cash used in operating activities	(13,618)	(88,854)	(161,806)	(53,338)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(314)	(2,048)	(13,243)	(20,708)
Placement of time deposits	(21,611)	(141,016)	(69,762)
Cash payment of bridge loan			(99,148)
Cash paid for short-term investments	(1,089)	(7,105)
Cash paid for long-term investments	(107)	(700)	(5,400)	(4,250)
Cash received from maturity of time deposits	25,470	166,192
Cash received from disposal of long-term investments	38	250
Cash received from acquisition of a subsidiary	204	1,330
Cash received from disposal of property, equipment and software			5	12
Cash received from disposal of short-term investments	3,186	20,795		4,200
Net cash (used in)/generated from investing activities	5,777	37,698	(187,548)	(20,746)
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees			(26,228)
Cash payments for repurchase of shares			(13,749)
Cash received from short-term borrowings	460	3,000		19,942
Cash repayments of short-term borrowings	(460)	(3,000)		(44,913)
Cash repayments of long-term borrowings				(2,932)
Cash repayments of borrowing from a third party				(19,486)
Cash received from loans provided by employees				11,199
Cash repayments of loans provided by employees				(14,434)
Proceeds from issuance of Series D-1 convertible redeemable preferred shares				151,118
Payment of issuance cost for Series D-1 convertible redeemable preferred shares				(307)
Proceeds from issuance of Series D-2 convertible redeemable preferred shares				359,834
Payment of issuance cost for Series D-2 convertible redeemable preferred share				(1,267)
Proceeds of initial public offering, net of issuance costs				103,372
Cash received from the depositary bank			2,732
Cash paid from other financing activities	(10)	(63)
Net cash generated from/(used in) financing activities	(10)	(63)	(37,245)	562,126
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(687)	(4,485)	3,490	12,713
Net increase/(decrease) in cash, cash equivalents and restricted cash	(8,538)	(55,704)	(383,109)	500,755
Cash, cash equivalents and restricted cash at beginning of the year	29,954	195,449	578,558	77,803
Including:
Cash and cash equivalents at the beginning of the year	29,720	193,920	578,558	66,695
Restricted cash at the beginning of the year	234	1,529		11,108
Cash, cash equivalents and restricted cash at end of the year	21,416	139,745	195,449	578,558
Including:
Cash and cash equivalents at the end of the year	16,845	109,916	193,920	578,558
Restricted cash at the end of the year	4,571	29,829	¥ 1,529
Supplemental disclosures of cash flow information:
Cash paid for interest expense				(4,340)
Supplemental schedule of non-cash investing and financing activities:
Accretions to pre-IPO preferred shares redemption value				35,066
Imputed interest for borrowing from a third party				450
Conversion and redesignation of pre-IPO preferred shares into Class A ordinary shares				¥ 930,436
Bridge loan credited into cash portion of acquisition (Note 24)	15,310	99,896
Equity consideration of the acquisition (Note 24)	$ 2,601	¥ 16,969